Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash	$ 3,053,485	$ 893,458
Accounts receivable	901,918	1,246,814
Accounts receivable - Related Party, net of allowance $16,244 and $0 respectively	25,000
Prepaid expenses	1,050,210	3,600
Other current assets	1,676	688
Total Current Assets	5,032,289	2,144,560
Property and Equipment, net	381,847	365,017
Software, net		258,933
Other assets	12,665	8,871
Finance costs, net	2,150	2,477
Total Other Assets	14,815	270,281
Total Assets	5,428,951	2,779,858
Liabilities and Stockholders' Equity (Deficit)
Accounts payable	154,324	207,741
Due to officers		75,000
Accrued expenses	40,373	64,077
Accrued payroll	414,684	412,186
Loan payable to factor	542,530	827,075
Accrued interest	5,850	4,524
Line of credit	44,692	25,000
Capital Leases, current portion	32,768	16,923
Notes payable, current portion, net of discount	380,326	202,557
Long term debt, current portion	44,084	37,513
Settlement Payable	7,000	115,278
Deferred Revenue	209,033
Other current liabilities	43,379
Warrant derivative fair value	5,406,000
Accrued preferred stock dividend payable
Total Current Liabilities	7,325,043	1,987,874
Capital Leases (net of current portion)	26,108	23,974
Line of credit (net of current portion)		125,000
Notes payable (net of current portion), net of discount	31,694	273,751
Long term debt (net of current portion)	272,353	181,457
Total Liabilities	7,655,198	2,592,056
Temporary Equity
Commitments and Contingencies (See Note 10)
Stockholders' Equity (Deficit):
Common stock ($0.001 par value, 500,000,000 shares authorized, 54,752,294 and 39,054,867 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively)	54,752	39,055
Additional paid-in capital	6,543,224	2,738,545
Subscription receivable		(5,000)
Accumulated deficit	(10,752,223)	(2,584,798)
Total Stockholders' Equity (Deficit)	(4,154,247)	187,802
Total Liabilities and Stockholders' Equity (Deficit)	5,428,951	2,779,858
Series A Preferred Stock [Member]
Temporary Equity
Series A 8% redeemable convertible preferred stock (13,500,000 and 0 shares issued and outstanding at December 31, 2013 and 2012, respectively)-Redemption value of $5,460,000)	$ 1,928,000